Note 11 - Preferred Stock and Common Stock Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 11 – Preferred Stock and Common Stock Transactions

Preferred Stock

Shares Outstanding: Currently, 1,000,000 shares of preferred stock (“Preferred Stock”) are outstanding. Rondald L. Wheet, the Company’s Chairman and Chief Executive Officer, owns 1,000,000 shares of Series 2006 Preferred Stock. Tom O’Brien, the Company’s former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation in 2011.

Dividends: The holder of the Preferred Stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Preferred Stock at the same time and on the same terms and conditions, so that each holder of Preferred Stock will receive the same dividend or distribution such holder would have received if the holder had converted his Preferred Stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Preferred Stock are entitled to receive a liquidation preference of $0.001 for each share of Preferred Stock prior to payment being made to any junior stock.

Conversion: The holders of Preferred Stock may convert each share into 1 share of common stock.

Preemption: The holders of Preferred Stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one (1) vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Preferred Stock.

2014 Common Stock Transactions

During the three months ended March 31, 2014, the Company issued 1,000,000 shares of common stock, valued at $36,000 based on the market price on the grant date, for consulting and legal services and issued 500,000 shares of common stock, valued at $17,500 based on the market price on the issuance date, to settle accounts payable to an attorney previously accrued.

Also, during the three months ended March 31, 2014, the Company issued 1,000,000 shares of common stock for proceeds of $20,000 in cash for the exercise of options issued to consultants.

Additionally, during the three months ended March 31, 2013, the Company issued 2,440,149 shares of common stock for the conversions of convertible notes and accrued interest totaling $36,400. The derivative fair value of $47,635 for the conversion feature of these notes was reclassified on the date of conversion to additional paid-in capital.

Note 11 – Preferred Stock and Common Stock Transactions

       Preferred Stock

Shares Outstanding: Currently, 1,000,000 shares of preferred stock (“Preferred Stock”) are outstanding. Rondald L. Wheet, the Company’s Chairman and Chief Executive Officer, owns 1,000,000 shares of Series 2006 Preferred Stock. Tom O’Brien, the Company’s former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation in 2011.

Dividends: The holder of the Preferred Stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Preferred Stock at the same time and on the same terms and conditions, so that each holder of Preferred Stock will receive the same dividend or distribution such holder would have received if the holder had converted his Preferred Stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Preferred Stock are entitled to receive a liquidation preference of $0.001 for each share of Preferred Stock prior to payment being made to any junior stock.

Conversion: The holders of Preferred Stock may convert each share into 1 share of common stock.

Preemption: The holders of Preferred Stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one (1) vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Preferred Stock.

       2013 Common Stock Transactions

During 2013, the Company issued 8,792,748 shares of common stock with a total value of $609,977 for consulting services, director fees, financing related fees and for wages and consulting fees accrued in 2012. Within the 8,792,748 shares issued, the Company issued 1,378,004 shares for unpaid salaries to the officers of $104,980. The officers will return all remaining shares to the Company if total net proceeds reach the amount of the unpaid salaries. The Company will pay cash or issue additional shares if all shares are sold and net proceeds from the sales do not total the unpaid salaries. At December 31, 2013, the officers have 63,586 shares unsold for unpaid salaries of $28,713. Accordingly, the Company accrued an additional expense of $27,441 which represents the difference between the $28,713 unpaid salaries and the fair market value of the 63,568 shares at December 31, 2013 of $0.02 per share.

Also, during 2013, the Company received $127,000 cash for the exercise of warrants and options for 2,500,000 shares of common stock and issued 100,000 shares to an investor for proceeds of $12,500 received in 2012.

Also, during 2013, the Company issued 13,753,045 shares of common stock for the conversions of convertible notes and accrued interest totaling $366,999.

In addition, during 2013, the Company issued 9,375,000 pledged shares in escrow to TCA as collateral for the securities purchase agreement entered on April 26, 2013.

Further, the Company cancelled 266,666 shares of common stock on August 27, 2013 previously issued to Globe.

       2012 Common Stock Transactions

During 2012, 400,000 shares were issued under the terms of the SEC settlement agreement with Gifford Mabie. The initial value of these shares totaled $140,560.

Also during 2012, the Company issued 2,751,229 shares of common stock with a total value of $516,111 for outside services.

In addition, the Company issued 1,235,000 shares of common stock for the exercise of warrants and options. The Company received cash of $258,275 and recorded a subscription receivable of $46,000.

Additionally, the Company issued 13,669,072 shares of common stock for the conversion of convertible notes and accrued interest totaling $1,420,446. The derivative fair value of $898,326 for the conversion feature of these notes was reclassified on the date of conversion to additional paid-in-capital.